Property and Equipment (Details) - Schedule of changes in property equipment and accumulated depreciation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost Balance	$ 90,388	$ 80,337
Additions	658,482	16,706
Disposal		(209)
Effects of currency translation	6,648	(6,446)
Cost Balance	755,518	90,388
Accumulated depreciation
Accumulated depreciation Balance	52,504	50,000
Depreciation	43,540	6,367
Effects of currency translation	(2,218)	(3,863)
Accumulated depreciation Balance	93,826	52,504
Laboratory equipment [Member]
Cost
Cost Balance	78,691	67,512
Additions	496,077	16,706
Disposal
Effects of currency translation	4,403	(5,527)
Cost Balance	579,171	78,691
Accumulated depreciation
Accumulated depreciation Balance	44,787	43,046
Depreciation	34,977	5,049
Effects of currency translation	(1,931)	(3,308)
Accumulated depreciation Balance	77,833	44,787
Office equipment [Member]
Cost
Cost Balance	11,697	12,825
Additions	162,405
Disposal		(209)
Effects of currency translation	2,245	(919)
Cost Balance	176,347	11,697
Accumulated depreciation
Accumulated depreciation Balance	7,717	6,954
Depreciation	8,563	1,318
Effects of currency translation	(287)	(555)
Accumulated depreciation Balance	$ 15,993	$ 7,717